SHARE-BASED PAYMENTS - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) Share	Dec. 31, 2018 CAD ($) Share
Disclosure Of Share Based Payments [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	1,229,040	615,843
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 15.00	$ 16.00
Number of share options granted in share-based payment arrangement | Share	288,000	930,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 16.76	$ 13.93
Number of share options exercised in share-based payment arrangement | Share	(2,338)	(308,711)
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 12.34	$ 13.51
Number of share options expired and forfeited in share-based payment arrangement | Share	(193,414)	(8,092)
Weighted average exercise price of share options expired and forfeited in share-based payment arrangement | $	$ 22.69	$ 25.56
Number of share options outstanding in share-based payment arrangement at end of period | Share	1,321,288	1,229,040
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 14.26	$ 15.00
Number of share options exercisable in share-based payment arrangement | Share	195,688	299,040
Weighted average exercise price of share options exercisable in share-based payment arrangement | $	$ 12.00	$ 18.32